Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-41033
Entity Registrant Name	EIGHTCO HOLDINGS INC.
Entity Central Index Key	0001892492
Entity Tax Identification Number	87-2755739
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	101 Larry Holmes Drive
Entity Address, Address Line Two	Suite 313
Entity Address, City or Town	Easton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18042
City Area Code	(888)
Local Phone Number	765-8933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ORBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false